Pioneer ILS Interval Fund

Schedule of Investments | July 31, 2019

Ticker Symbol: XILSX

Schedule of Investments | 7/31/19 (unaudited)

	Principal Amount USD ($)		Value
		UNAFFILIATED ISSUERS - 97.6%
		INSURANCE-LINKED SECURITIES - 97.6% of Net Assets(a)
		Catastrophe Linked Bonds - 10.1%
		Earthquakes - California - 0.1%
	250,000(b)	Ursa Re, 5.539% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$247,775
	300,000(b)	Ursa Re, 6.039% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	296,790
	250,000(b)	Ursa Re, 7.409% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	247,050
	250,000(b)	Ursa Re, 8.039% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	247,250
			$1,038,865
		Earthquakes - Chile - 0.2%
	500,000(b)	International Bank for Reconstruction & Development, 4.818% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$495,650
	500,000(b)	International Bank for Reconstruction & Development, 5.318% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	494,700
			$990,350
		Earthquakes - Japan - 0.6%
	1,250,000(b)	Kizuna Re II, 3.921% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$1,236,250
	750,000(b)	Kizuna Re II, 4.546% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	740,475
	800,000(b)	Nakama Re, 4.029% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	795,280
	1,750,000(b)	Nakama Re, 5.159% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,725,500
			$4,497,505
		Earthquakes - Mexico - 0.1%
	500,000(b)	International Bank for Reconstruction & Development, 10.568% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$496,050
		Earthquakes - Peru - 0.1%
	1,000,000(b)	International Bank for Reconstruction & Development, 8.318% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$979,700
		Earthquakes - U.S. - 0.0%†
	350,000(b)	Kilimanjaro Re, 5.796% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$347,305
		Earthquakes - U.S. Regional - 0.2%
	2,000,000(b)	Merna Re, 4.046% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$1,990,200
		Multiperil - Japan - 0.3%
	750,000(b)	Akibare Re, 4.209% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$701,025
	2,250,000(b)	Akibare Re, 4.219% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,092,275
			$2,793,300
		Multiperil - U.S. - 4.6%
	3,500,000(b)	Bowline Re, 6.557% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$3,400,250
	2,500,000(b)	Buffalo Re, 5.508% (6 Month USD LIBOR + 342 bps), 4/7/20 (144A)	2,423,000
	1,000,000(b)	Buffalo Re, 9.258% (6 Month USD LIBOR + 717 bps), 4/7/20 (144A)	943,700
	250,000(b)	Caelus Re IV, 7.307% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	247,875
	250,000(b)	Caelus Re V, 5.187% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	225,850
	750,000(b)	Caelus Re V, 12.957% (3 Month U.S. Treasury Bill + 1,090 bps), 6/7/21 (144A)	405,000
	1,000,000(b)	Fortius Re, 5.221% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	958,000
	3,850,000(b)	Kilimanjaro Re, 7.029% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	3,710,245
	1,850,000(b)	Kilimanjaro Re, 8.796% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	1,829,650
	2,100,000(b)	Kilimanjaro Re, 11.296% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	2,063,250
	500,000(b)	Kilimanjaro Re, 15.699% (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	478,350
	2,000,000(b)	Kilimanjaro II Re, 7.633% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	1,978,400
	750,000(b)	Kilimanjaro II Re, 8.233% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	742,125
	1,000,000(b)	Kilimanjaro II Re, 9.073% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	987,100
	2,750,000(b)	Kilimanjaro II Re, 9.823% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	2,714,250
	3,300,000(b)	Kilimanjaro II Re, 11.403% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	3,193,410
	250,000(b)	Residential Reinsurance 2015, 9.054% (3 Month U.S. Treasury Bill + 701 bps), 12/6/19 (144A)	243,250
	1,250,000(b)	Residential Reinsurance 2016, 2.544% (3 Month U.S. Treasury Bill + 50 bps), 6/6/20 (144A)	62,500
	650,000(b)	Residential Reinsurance 2016, 6.014% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	634,660
	500,000(b)	Residential Reinsurance 2016, 7.474% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	482,850
	250,000(b)	Residential Reinsurance 2017, 5.214% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	245,025
	1,000,000(b)	Residential Reinsurance 2017, 7.804% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	977,100
	250,000(b)	Residential Reinsurance 2017, 14.764% (3 Month U.S. Treasury Bill + 1,272 bps), 12/6/21 (144A)	242,750
	250,000(c)	Residential Reinsurance 2018, 9/6/19 (144A)	7,500
	500,000(c)	Residential Reinsurance 2018, 12/6/19 (144A)	414,400
	1,000,000(b)	Residential Reinsurance 2018, 13.044% (3 Month U.S. Treasury Bill + 1,100 bps), 12/6/22 (144A)	966,500
	4,800,000(b)	Sanders Re, 4.87% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	4,677,600
	1,500,000(b)	Spectrum Capital, 7.994% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,451,550
	250,000(b)	Tailwind Re 2017-1, 9.014% (3 Month U.S. Treasury Bill + 697 bps), 1/8/22 (144A)	247,750
	250,000(b)	Tailwind Re 2017-1, 10.674% (3 Month U.S. Treasury Bill + 863 bps), 1/8/22 (144A)	247,625
			$37,201,515
		Multiperil - U.S. Regional - 0.5%
	4,100,000(b)	Long Point Re III, 4.796% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$4,054,900
		Multiperil - Worldwide - 1.0%
	250,000(b)	Galilei Re, 6.651% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$248,700
	750,000(b)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	747,075
	250,000(b)	Galilei Re, 7.481% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	246,300
	Principal Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	500,000(b)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	$494,150
	1,000,000(b)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	992,000
	750,000(b)	Galilei Re, 10.491% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	739,875
	500,000(b)	Galilei Re, 10.511% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	491,950
	500,000(b)	Galilei Re, 15.721% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	494,000
	500,000(b)	Galilei Re, 15.741% (6 Month USD LIBOR + 1,386 bps), 1/8/21 (144A)	481,200
	250,000(b)	Galileo Re, 9.885% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	247,650
	3,000,000(b)	Kendall Re, 7.655% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	2,885,400
			$8,068,300
		Pandemic - Worldwide - 0.4%
	2,050,000(b)	International Bank for Reconstruction & Development, 9.365% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,055,330
	3,050,000(b)	International Bank for Reconstruction & Development, 13.313% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	823,500
			$2,878,830
		Wildfire - California - 0.0%†
	2,000,000(b)	Cal Phoenix Re, 9.835% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$40,000
		Windstorm - Florida - 0.7%
	1,750,000(b)	Casablanca Re, 6.967% (6 Month USD LIBOR + 486 bps), 6/4/20 (144A)	$1,747,025
	750,000(b)	Integrity Re, 5.137% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	719,850
	750,000(b)	Integrity Re, 6.068% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)	747,375
	2,450,000(b)	Sanders Re, 5.442% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)	2,418,150
			$5,632,400
		Windstorm - Massachusetts - 0.3%
	2,600,000(b)	Cranberry Re, 3.793% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$2,581,800
		Windstorm - Mexico - 0.2%
	600,000(b)	International Bank for Reconstruction & Development, 8.275% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$593,880
	1,250,000(b)	International Bank for Reconstruction & Development, 11.675% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A)	1,219,750
			$1,813,630
		Windstorm - Texas - 0.8%
	3,750,000(b)	Alamo Re, 5.537% (1 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)	$3,666,375
	3,100,000(b)	Alamo Re, 5.867% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	3,090,700
			$6,757,075
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(b)	Citrus Re, 9.907% (3 Month U.S. Treasury Bill + 785 bps), 2/25/21 (144A)	$300,000
		Total Catastrophe Linked Bonds	$82,461,725
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 23.1%
		Multiperil - Australia - 0.1%
AUD	3,000,000+(d)(e)	EC0015 Re, 7/31/20	$574,560
		Multiperil - Massachusetts - 0.5%
	4,190,641+(d)	Denning Re 2018, 7/15/19	$4,305,045
		Multiperil - U.S. - 2.5%
	1,250,000+(d)(e)	Dingle Re 2019, 2/1/20	$1,180,325
	10,000,000+(d)(e)	Kingsbarn Re 2017, 5/19/20	10,000
	15,703,476+(d)(e)	Kingsbarn Re 2018, 5/19/20	13,586,647
	4,994,779+(d)(e)	Maidstone Re 2018, 1/15/20	1,159,845
	3,062,750+(d)(e)	Riviera Re 2017, 4/15/20	393,257
	11,084,286+(d)	Riviera Re 2018-2, 4/15/20	3,959,307
			$20,289,381
		Multiperil - U.S. Regional - 0.7%
	8,916,652+(d)(e)	Ailsa Re 2018, 6/15/20	$1,007,582
	1,000,000+(d)(e)	EC0011 Re, 9/15/19	999,000
	1,000,000+(d)(e)	EC0012 Re, 9/15/19	999,000
	2,500,000+(d)(e)	Ocean View Re 2019, 6/30/20	2,407,163
			$5,412,745
		Multiperil - Worldwide - 17.6%
	10,000,000+(d)(e)	Cerulean Re 2018-B1, 7/31/20	$4,382,000
	2,150,000+(d)(e)	Cerulean Re 2019-C1, 7/31/20	1,903,567
	4,600,000+(d)(e)	Claredon Re 2019, 1/31/20	4,144,233
	4,537,500+(d)(e)	Cypress Re 2017, 1/10/20	82,583
	11,935,217+(d)(e)	Dartmouth Re 2018, 1/15/20	6,449,791
	7,030,140+(d)	Dartmouth Re 2019, 1/31/20	6,047,943
	4,510,168+(d)	Friars Head Re 2018, 9/15/19	4,510
	10,240,739+(d)(e)	Gloucester Re 2018, 1/15/20	4,454,721
	3,940,000+(d)(e)	Gloucester Re 2019, 1/31/20	3,782,492
	4,587,652+(d)	Kilarney Re 2018, 4/15/20	2,315,847
	36,000+(d)	Limestone Re 2016-1, 8/31/21	88,240
	82,000+(d)	Limestone Re 2016-1, 8/31/21	200,990
	23,200,000+(d)(e)	Limestone Re 2019-2, 10/1/23 (144A)	23,246,400
	5,273,540+(d)(e)	Lindrick Re 2018, 6/15/20	5,044,298
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	10,380,000+(d)	Merion Re 2018, 12/31/21	$659,130
	10,780,416+(d)(e)	Merion Re 2019-1, 12/31/22	9,686,073
	5,701,152+(d)	Mid Ocean Re 2019, 7/31/20	5,272,425
	12,000,000+(d)(e)	Old Head Re 2019, 12/31/22	10,783,870
	7,333,436+(d)(e)	Oyster Bay Re 2018, 1/15/20	6,655,827
	10,000,000+(d)	Resilience Re, 12/14/19	80,000
	4,100,000+(d)(e)	Resilience Re, 4/6/20	410
	5,000,000+(d)(e)	Resilience Re, 5/1/20	3,500
	10,341,737+(d)(e)	Saunton Re 2018, 8/31/19	10,084,000
	15,658,450+(d)(e)	Seminole Re 2018, 1/15/20	6,459,111
	3,942,857+(d)(e)	Seminole Re 2019, 1/31/20	3,548,648
	15,546,234+(d)(e)	Walton Health Re 2018, 6/15/20	7,773,117
	8,050,000+(d)(e)	Walton Health Re 2019, 6/30/20	6,271,593
	4,228,489+(d)(e)	Wentworth Re 2018-2, 7/31/19	4,033,600
	7,998,463+(d)	Wentworth Re 2019-1, 12/31/22	7,470,080
	4,300,000+(d)	Wentworth Re 2019-2, 7/31/20	3,708,750
			$144,637,749
		Windstorm - Florida - 0.8%
	8,569,000+(d)	Formby Re 2018, 8/31/19	$2,715,210
	2,921,065+(d)(e)	Formby Re 2018-2, 9/30/19	23,953
	5,500,405+(d)(e)	Portrush Re 2017, 6/15/20	3,646,218
	11,694,510+(d)	Portrush Re 2018, 9/15/19	434,726
			$6,820,107
		Windstorm - U.S. Regional - 0.9%
	2,350,000+(d)(e)	Oakmont Re 2017, 4/15/20	$69,090
	1,017,500+(d)(e)	Oakmont Re 2019, 4/30/20	969,852
	12,500,000+(d)(e)	Resilience Re, 6/15/20	6,062,500
			$7,101,442
		Total Collateralized Reinsurance	$189,141,029
		Reinsurance Sidecars - 64.4%
		Multiperil - Nationwide - 9.6%
	23,665,770+(d)(e)	Eden Re II, 3/22/23 (144A)	$25,518,800
	3,250,000+(e)(f)	Lion Rock Re 2019, 1/31/20	3,399,500
	16,586,501+(e)(f)	Thopas Re 2019, 12/31/22	17,510,369
	30,889,158+(d)(e)	Versutus Re 2019-A, 12/31/21	32,439,794
			$78,868,463
		Multiperil - U.S. - 8.4%
	2,000,000+(d)(e)	Carnoustie Re 2015, 7/31/20	$6,400
	5,000,000+(d)(e)	Carnoustie Re 2016, 11/30/20	135,000
	12,500,000+(d)(e)	Carnoustie Re 2017, 11/30/21	3,177,500
	19,406,338+(d)(e)	Carnoustie Re 2018, 12/31/21	1,936,752
	15,128,863+(d)(e)	Carnoustie Re 2019, 12/31/22	15,515,729
	14,673,432+(d)(e)	Castle Stuart Re 2018, 12/1/21	12,375,573
	33,700,000+(e)(f)	Harambee Re 2018, 12/31/21	5,594,200
	27,831,163+(e)(f)	Harambee Re 2019, 12/31/22	28,599,303
	2,000,000+(d)(e)	Prestwick Re 2015-1, 7/31/20	34,000
	425,004+(d)(e)	Sector Re V, Series 7, Class F, 3/1/22 (144A)	305,893
	1,900,011+(d)(e)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	1,364,963
			$69,045,313
		Multiperil - U.S. Regional - 0.1%
	5,110,275+(d)(e)	EC0009 Re, 12/31/20	$1,277,569
		Multiperil - Worldwide - 46.3%
	7,000,000+(d)(e)	Alturas Re 2019-2, 3/10/22	$7,168,000
	1,050,000+(d)(e)	Alturas Re 2019-2, 3/10/23	1,106,070
	1,900,000+(d)(e)	Alturas Re 2019-3, 9/12/23	1,920,900
	2,100,000+(d)(e)	Arlington Re 2015, 2/1/20	102,060
	4,000,000+(d)(e)	Bantry Re 2016, 3/30/20	322,400
	9,006,108+(d)(e)	Bantry Re 2017, 3/31/20	2,855,837
	20,980,295+(d)(e)	Bantry Re 2018, 12/31/21	1,288,190
	22,000,000+(d)(e)	Bantry Re 2019, 12/31/22	22,602,218
	5,299,000+(d)(e)	Berwick Re 2017-1, 2/1/20	175,397
	53,833,776+(d)	Berwick Re 2018-1, 12/31/21	8,597,254
	41,445,574+(d)(e)	Berwick Re 2019-1, 12/31/22	43,196,100
	12,600,000+(e)(f)	Blue Lotus Re 2018, 12/31/21	13,600,440
	3,000,000+(d)(e)	EC0016 Re, 12/31/19	3,081,000
	400,000+(d)(e)	Eden Re II, 3/22/22 (144A)	953,250
	845,567+(d)(e)	Eden Re II, 3/22/22 (144A)	1,799,392
	7,000,000+(d)	Gleneagles Re 2016, 11/30/20	218,400
	19,900,000+(d)(e)	Gleneagles Re 2017, 11/30/21	3,985,970
	21,917,000+(d)(e)	Gleneagles Re 2018, 12/31/21	2,592,781
	19,436,692+(d)(e)	Gleneagles Re 2019, 12/31/22	20,201,225
	47,710,184+(d)(e)	Gullane Re 2018, 12/31/21	45,329,446
	1,439,000+(d)(e)	Limestone Re 2018, 3/1/22	5,428,340
	27,480,000+(e)(f)	Lorenz Re 2017, 3/31/20	469,908
	19,500,000+(e)(f)	Lorenz Re 2018, 7/1/21	4,018,950
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	13,577,448+(e)(f)	Lorenz Re 2019, 6/30/22	$13,824,557
	44,514,882+(d)(e)	Merion Re 2018-2, 12/31/21	45,391,534
	4,700,000+(e)(f)	NCM Re 2018, 12/31/21	1,318,350
	1,941,681+(e)(f)	NCM Re 2019, 12/31/22	2,062,648
	2,000,000+(d)	Pangaea Re 2015-1, 2/1/20	2,600
	6,000,000+(d)	Pangaea Re 2015-2, 11/30/19	5,400
	5,220,000+(d)	Pangaea Re 2016-1, 11/30/20	17,226
	20,000,000+(d)	Pangaea Re 2016-2, 11/30/20	72,000
	17,000,000+(d)	Pangaea Re 2017-1, 11/30/21	273,700
	33,250,000+(d)	Pangaea Re 2017-3, 5/31/22	1,695,750
	12,750,000+(d)(e)	Pangaea Re 2018-1, 12/31/21	749,700
	17,500,000+(d)(e)	Pangaea Re 2018-3, 7/1/22	868,000
	12,750,000+(d)(e)	Pangaea Re 2019-1, 2/1/23	13,090,425
	16,380,464+(d)(e)	Pangaea Re 2019-3, 7/1/23	16,817,822
	1,260,040+(d)(e)	Sector Re V, Series 7, Class A, 3/1/22 (144A)	75,139
	1,440,011+(d)(e)	Sector Re V, Series 7, Class B, 3/1/22 (144A)	77,352
	5,400,000+(d)(e)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	2,631,572
	5,400,000+(d)(e)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	2,631,572
	1,755,061+(d)(e)	Sector Re V, Series 8, Class A, 3/1/23 (144A)	996,353
	2,632,556+(d)(e)	Sector Re V, Series 8, Class B, 3/1/23 (144A)	1,491,704
	7,200,000+(d)(e)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	7,618,405
	13,114+(d)(e)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	688,845
	4,953+(d)(e)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	186,565
	5,137,617+(d)(e)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	5,341,740
	2,362,383+(d)(e)	Sector Re V, Series 9, Class B, 3/1/24 (144A)	2,455,777
	8,650,072+(d)(e)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	8,839,806
	4,750,000+(d)(e)	Silverton Re 2017, 9/16/19 (144A)	57,950
	5,000,000+(d)(e)	St. Andrews Re 2017-1, 2/1/20	339,000
	7,760,968+(d)(e)	St. Andrews Re 2017-4, 6/1/20	763,679
	24,000,000+(e)(f)	Thopas Re 2018, 12/31/21	2,428,800
	20,000,000+(d)(e)	Versutus Re 2017, 11/30/21	154,000
	35,000,000+(d)(e)	Versutus Re 2018, 12/31/21	98,000
	1,188,665+(d)(e)	Versutus Re 2019-B, 12/31/21	1,248,336
	27,500,000+(e)(f)	Viribus Re 2018, 12/31/21	6,556,000
	11,676,844+(e)(f)	Viribus Re 2019, 12/31/22	12,656,531
	40,641,287+(d)(e)	Woburn Re 2018, 12/31/21	17,272,547
	17,003,469+(d)(e)	Woburn Re 2019, 12/31/22	17,772,136
			$379,585,049
		Total Reinsurance Sidecars	$528,776,394
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $861,046,516)	$800,379,148
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.6%
		(Cost $861,046,516)	$800,379,148
		OTHER ASSETS AND LIABILITIES - 2.4%	$19,506,540
		NET ASSETS - 100.0%	$819,885,688

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $168,743,203, or 20.5% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Securities are restricted as to resale.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Issued as participation notes.
(e)	Non-income producing security.
(f)	Issued as preference shares.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

AUD	-	Australian Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Australia	$–	$–	$574,560	$574,560
Multiperil - Massachusetts	–	–	4,305,045	4,305,045
Multiperil - U.S.	–	–	20,289,381	20,289,381
Multiperil - U.S. Regional	–	–	5,412,745	5,412,745
Multiperil - Worldwide	–	–	144,637,749	144,637,749
Windstorm - Florida	–	–	6,820,107	6,820,107
Windstorm - U.S. Regional	–	–	7,101,442	7,101,442
Reinsurance Sidecars
Multiperil - Nationwide	–	–	78,868,463	78,868,463
Multiperil - U.S.	–	–	69,045,313	69,045,313
Multiperil - U.S. Regional	–	–	1,277,569	1,277,569
Multiperil - Worldwide	–	–	379,585,049	379,585,049
All Other Insurance-Linked Securities	–	82,461,725	–	82,461,725
Total Investments in Securities	$–	$82,461,725	$717,917,423	$800,379,148

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 10/31/18	$888,221,574
Realized gain (loss)	(9,499,505)
Change in unrealized appreciation (depreciation)	(54,540,758)
Accrued discounts/premiums	--
Purchases	442,095,518
Sales	(546,585,081)
Transfers in to Level 3*	--
Transfers out of Level 3*	(1,774,325)
Balance as of 7/31/19	$717,917,423

*
Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2019, an investment having a value of $1,774,325 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(49,891,008).